SUBSEQUENT EVENTS	12 Months Ended
Jan. 03, 2021
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS	The Company has evaluated subsequent events through March 5, 2021 the date on which the consolidated financial statements were available to be issued, noting no subsequent events for disclosure.